Finance income/(expenses), net - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Income (Expense) [Abstract]
Exchange rate, devaluation of US dollar against Euro	4.00%
Increase in loan volume	45.00%
Increase in average lending rate	148.00%
Interest expense on refund liabilities	€ (8,419)	€ (9,597)	€ (8,478)